Statement of Changes in Stockholder’s Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 29, 2009
Balance, shares at Jul. 29, 2009
Shares issued, shares	2,000,000
Shares issued	2,000			2,000
Net income/loss			(3,882)	(3,882)
Balance at Apr. 30, 2010	2,000		(3,882)	(1,882)
Balance, shares at Apr. 30, 2010	2,000,000
Shares issued, shares	1,500,000
Shares issued	1,500	13,500		13,500
Net income/loss			(3,996)	(3,996)
Balance at Apr. 30, 2011	3,500	13,500	(7,878)	9,122
Balance, shares at Apr. 30, 2011	3,500,000
Shares issued, shares
Shares issued
Net income/loss			(5,200)	(5,200)
Balance at Apr. 30, 2012	3,500	13,500	(13,078)	3,922
Balance, shares at Apr. 30, 2012	3,500,000
Shares issued, shares
Shares issued
Net income/loss			(10,004)	(10,004)
Balance at Jul. 31, 2012	$ 3,500	$ 13,500	$ (23,082)	$ (6,082)
Balance, shares at Jul. 31, 2012	3,500,000